Oct. 12, 2016
BNY Mellon National Municipal Money Market Fund
BNY Mellon National Municipal Money Market Fund
October 12, 2016

BNY MELLON FUNDS TRUST

- BNY Mellon National Municipal Money Market Fund

Supplement to the Class M and Investor Shares Prospectus (the "Combined Prospectus")
and the Investor Shares Prospectus (the "Investor Shares Prospectus")
 each dated December 31, 2015

The changes described below will take effect on October 14, 2016

The following will replace the first paragraph in the section entitled "Fund Summary—BNY Mellon National Municipal Money Market Fund—Principal Risks" in each Prospectus:

An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.  The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors.  Neither the investment adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that the investment adviser or its affiliates will provide financial support to the fund at any time.  The following are the principal risks that could reduce the fund's income level and/or share price:

BNY Mellon National Municipal Money Market Fund will no longer be subject to "Regulatory risk" as a principal risk described in the sections entitled "Fund Summary—BNY Mellon National Municipal Money Market Fund—Principal Risks" in each Prospectus and "Fund Details—Principal and Additional Risks" in the Combined Prospectus and "Fund Details—Investment Risks" in the Investor Shares Prospectus.

The following will supplement the information in the section entitled "Fund Summary—BNY Mellon National Municipal Money Market Fund—Principal Risks" in each Prospectus:

•
Liquidity fee and/or redemption gate risk.  The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of unusual market conditions, an unusually high volume of redemption requests, redemptions by a few large investors, or other reasons.  If a liquidity fee is imposed by the fund, it would reduce the amount you will receive upon the redemption of your shares.  A "gate" will suspend your ability to redeem your shares while the gate is imposed and may prevent the fund from being able to pay redemption proceeds within the allowable time period stated in this prospectus.